Not FDIC Insured May Lose Value No Bank Guarantee
39047-Q1PH

Schedule of Investments
(unaudited)
Putnam International Equity Fund 2
Notes to Schedule of Investments 8

Putnam International Equity Fund
Schedule of Investments (unaudited), September 30, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 95.6%
Australia 1.8%
Glencore plc .................... Metals & Mining 3,273,386 $ 15,075,998
Austria 0.5%
Erste Group Bank AG ............. Banks 40,407 3,972,111
Canada 0.9%
Canadian National Railway Co. ...... Ground Transportation 78,600 7,412,132
China 3.1%
Alibaba Group Holding Ltd. ......... Broadline Retail 429,100 9,596,442
Tencent Holdings Ltd. ............. Interactive Media & Services 201,700 17,186,777
26,783,219
Denmark 1.5%
Novo Nordisk A/S, B .............. Pharmaceuticals 230,331 12,825,214
France 10.8%
Accor SA ...................... Hotels, Restaurants & Leisure 221,120 10,505,498
Airbus SE ...................... Aerospace & Defense 91,230 21,304,576
BNP Paribas SA ................. Banks 155,504 14,222,831
Cie de Saint-Gobain SA ........... Building Products 131,405 14,237,937
Thales SA ...................... Aerospace & Defense 49,671 15,701,713
Vinci SA ....................... Construction & Engineering 123,320 17,138,022
93,110,577
Germany 4.8%
a,b
Auto1 Group SE, 144A, Reg S ...... Specialty Retail 143,654 4,914,308
Deutsche Bank AG ............... Capital Markets 467,418 16,553,978
Deutsche Boerse AG .............. Capital Markets 33,692 9,022,419
Siemens AG .................... Industrial Conglomerates 39,266 10,600,957
41,091,662
Greece 1.6%
National Bank of Greece SA ........ Banks 960,133 13,980,921
Hong Kong 5.2%
AIA Group Ltd. .................. Insurance 1,897,800 18,188,450
Jardine Matheson Holdings Ltd. ..... Industrial Conglomerates 134,800 8,506,848
Prudential plc ................... Insurance 1,292,293 18,091,742
44,787,040
India 0.5%
a
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 41,200 3,856,320
Indonesia 0.5%
Unilever Indonesia Tbk. PT ......... Household Products 42,687,000 4,559,428
Italy 4.9%
Enel SpA ...................... Electric Utilities 1,699,373 16,104,177
Prysmian SpA ................... Electrical Equipment 162,539 16,176,124
Ryanair Holdings plc, ADR ......... Passenger Airlines 169,700 10,219,334
42,499,635
Japan 18.7%
Air Water, Inc. ................... Chemicals 245,600 4,218,785
Ebara Corp. .................... Machinery 347,700 7,925,665
Hoya Corp. ..................... Health Care Equipment & Supplies 170,500 23,575,096
Mitsubishi UFJ Financial Group, Inc. .. Banks 1,402,500 22,624,259
Nintendo Co. Ltd. ................ Entertainment 217,600 18,826,589
NOF Corp. ..................... Chemicals 496,600 8,664,981
Ryohin Keikaku Co. Ltd. ........... Broadline Retail 279,800 5,567,226
SBI Holdings, Inc. ................ Capital Markets 285,000 12,408,181

Putnam International Equity Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
SoftBank Group Corp. ............. Wireless Telecommunication Services 113,200 $ 14,283,638
a
Sony Financial Group, Inc. ......... Insurance 703,100 779,717
Sony Group Corp. ................ Household Durables 703,100 20,211,806
Sumitomo Mitsui Financial Group, Inc. . Banks 551,400 15,512,467
a
Tokyo Electric Power Co. Holdings, Inc. Electric Utilities 1,293,800 6,060,375
160,658,785
Netherlands 7.3%
Akzo Nobel NV .................. Chemicals 128,784 9,191,020
ASML Holding NV ................ Semiconductors & Semiconductor Equipment 25,926 25,282,700
b
Euronext NV, 144A, Reg S ......... Capital Markets 106,295 15,913,576
Universal Music Group NV ......... Entertainment 430,216 12,432,150
62,819,446
South Korea 1.5%
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 53,422 13,243,206
Spain 2.9%
Iberdrola SA .................... Electric Utilities 1,296,228 24,536,735
Taiwan 1.7%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 329,000 14,291,045
United Arab Emirates 1.8%
Abu Dhabi Islamic Bank PJSC ...... Banks 2,668,533 15,841,047
United Kingdom 11.4%
Allfunds Group plc ................ Capital Markets 613,136 4,576,555
AstraZeneca plc ................. Pharmaceuticals 120,261 18,424,119
British American Tobacco plc ........ Tobacco 358,505 19,067,916
Coca-Cola Europacific Partners plc ... Beverages 125,800 11,373,578
Compass Group plc .............. Hotels, Restaurants & Leisure 299,671 10,214,514
London Stock Exchange Group plc ... Capital Markets 64,578 7,406,006
Tesco plc ...................... Consumer Staples Distribution & Retail 1,822,547 10,923,783
Unilever plc ..................... Personal Care Products 263,957 15,602,142
97,588,613
United States 14.2%
BP plc ......................... Oil, Gas & Consumable Fuels 1,546,108 8,877,215
Buzzi SpA ...................... Construction Materials 77,541 4,272,892
CRH plc ....................... Construction Materials 166,448 20,081,709
Linde plc ....................... Chemicals 36,550 17,361,250
Novartis AG .................... Pharmaceuticals 137,738 17,710,130
Roche Holding AG ............... Pharmaceuticals 59,888 19,941,720
Schneider Electric SE ............. Electrical Equipment 69,630 19,598,904
Shell plc ....................... Oil, Gas & Consumable Fuels 394,474 14,148,774
121,992,594
Total Common Stocks (Cost $609,782,939) .....................................
820,925,728
a
Preferred Stocks 2.1%
South Korea 2.1%
c
Samsung Electronics Co. Ltd., 1.65% . Technology Hardware, Storage & Peripherals 376,604 17,874,008
Total Preferred Stocks (Cost $14,594,612) ......................................
17,874,008

Putnam International Equity Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.0%
†
United States 0.0%
†
d
U.S. Treasury Bonds, 4.125%, 8/15/44 135,000 $ 125,347
d
U.S. Treasury Notes, 2.75%, 8/15/32 .. 269,000 250,107
375,454
Total U.S. Government and Agency Securities (Cost $375,454) ....................
375,454
Total Long Term Investments (Cost $624,753,005) ...............................
839,175,190
Short Term Investments 1.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.2%
United States 0.2%
e,f
U.S. Treasury Bills ,
2.01%, 10/02/25 ................ 950,000 949,894
3.86%, 12/04/25 ................ 800,000 794,463
1,744,357
Total U.S. Government and Agency Securities (Cost $1,743,944) ..................
1,744,357
Shares
Management Investment Companies 1.6%
United States 1.6%
g,h
Putnam Short Term Investment Fund,
Class P, 4.364% ................ 14,108,295 14,108,295
Total Management Investment Companies (Cost $14,108,295) ....................
14,108,295
a a a a a
Total Short Term Investments (Cost $15,852,239 ) ................................
15,852,652
a a a
Total Investments (Cost $640,605,244) 99.5% ...................................
$855,027,842
Other Assets, less Liabilities 0.5% .............................................
3,754,516
Net Assets 100.0% ...........................................................
$858,782,358
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $20,827,884, representing 2.4% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the aggregate value of these securities pledged amounted to $395,736, representing less than 0.1% of net assets.
f
The rate shown represents the yield at period end.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Putnam International Equity Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At September 30, 2025, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 15,475,100 10,188,806 10/15/25 $ 53,111 $ —
Australian Dollar .... CITI Buy 3,322,100 2,174,032 10/15/25 24,640 —
Australian Dollar .... CITI Sell 3,710,600 2,443,105 10/15/25 — (12,689)
Australian Dollar .... HSBK Buy 17,508,400 11,495,315 10/15/25 92,305 —
Australian Dollar .... MSCO Buy 12,037,900 7,926,163 10/15/25 40,905 —
Australian Dollar .... SSBT Buy 17,936,500 11,757,551 10/15/25 113,398 —
Australian Dollar .... TDOM Buy 15,097,200 9,911,991 10/15/25 79,820 —
Australian Dollar .... WPAC Buy 10,083,600 6,620,206 10/15/25 53,444 —
Canadian Dollar .... BOFA Buy 2,032,900 1,487,765 10/15/25 — (26,066)
Canadian Dollar .... BOFA Sell 770,800 565,356 10/15/25 11,134 —
Canadian Dollar .... BZWS Sell 3,968,600 2,910,847 10/15/25 57,337 —
Canadian Dollar .... JPHQ Sell 8,500 6,240 10/15/25 128 —
Canadian Dollar .... SSBT Sell 2,235,400 1,643,318 10/15/25 36,016 —
Canadian Dollar .... UBSW Sell 2,744,700 2,014,864 10/15/25 41,365 —
Canadian Dollar .... WPAC Sell 2,584,800 1,897,513 10/15/25 38,986 —
Israeli New Shekel .. BZWS Buy 3,904,800 1,174,073 10/15/25 4,824 —
Israeli New Shekel .. SSBT Buy 20,304,200 6,060,516 10/15/25 69,519 —
New Zealand Dollar . JPHQ Buy 456,500 273,738 10/15/25 — (8,949)
New Zealand Dollar . MSCO Buy 1,910,300 1,150,717 10/15/25 — (42,665)
Chinese Yuan ...... BOFA Sell 21,316,000 2,986,459 11/19/25 — (14,375)
Chinese Yuan ...... CITI Sell 15,188,200 2,126,921 11/19/25 — (11,251)
Chinese Yuan ...... HSBK Sell 96,387,000 13,585,754 11/19/25 34,326 (17,788)
Chinese Yuan ...... JPHQ Buy 32,229,700 4,515,833 11/19/25 21,416 —
Chinese Yuan ...... SSBT Sell 43,149,600 6,042,701 11/19/25 — (31,834)
Hong Kong Dollar ... CITI Sell 27,213,600 3,497,854 11/19/25 — (3,248)
Hong Kong Dollar ... GSCO Sell 19,661,300 2,528,267 11/19/25 — (1,211)
Hong Kong Dollar ... HSBK Sell 92,505,700 11,893,970 11/19/25 2,503 (9,637)
Hong Kong Dollar ... MSCO Sell 68,028,700 8,761,798 11/19/25 9,724 —
Hong Kong Dollar ... SSBT Buy 56,792,100 7,299,824 11/19/25 6,631 —
Hong Kong Dollar ... TDOM Buy 72,871,400 9,382,736 11/19/25 — (7,636)
Indian Rupee ...... GSCO Sell 319,055,600 3,632,029 11/19/25 51,075 —
Japanese Yen ...... BOFA Buy 529,544,700 3,641,159 11/19/25 — (42,154)
Japanese Yen ...... BZWS Sell 1,083,559,300 7,450,418 11/19/25 86,100 —
Japanese Yen ...... CITI Sell 685,805,000 4,715,635 11/19/25 54,621 —
Japanese Yen ...... GSCO Buy 1,985,584,100 13,596,593 11/19/25 7,654 (109,396)
Japanese Yen ...... GSCO Sell 491,813,800 3,360,620 11/19/25 18,827 (777)
Japanese Yen ...... HSBK Buy 616,773,100 4,228,314 11/19/25 — (36,469)
Japanese Yen ...... JPHQ Sell 113,095,800 777,656 11/19/25 9,011 —
Japanese Yen ...... MSCO Buy 4,243,182,100 28,960,300 11/19/25 — (121,878)
Japanese Yen ...... MSCO Sell 596,595,300 4,074,852 11/19/25 20,739 (596)
Japanese Yen ...... SSBT Buy 267,896,700 1,828,352 11/19/25 — (7,615)
Japanese Yen ...... TDOM Sell 68,715,800 468,984 11/19/25 1,963 —
Japanese Yen ...... UBSW Sell 421,943,900 2,879,768 11/19/25 12,063 —
New Taiwan Dollar .. BZWS Sell 272,693,700 9,180,988 11/19/25 198,288 —
New Taiwan Dollar .. HSBK Buy 44,450,100 1,491,614 11/19/25 — (27,400)
New Taiwan Dollar .. HSBK Sell 74,202,300 2,442,874 11/19/25 — (1,396)
New Taiwan Dollar .. SSBT Sell 124,035,200 4,170,232 11/19/25 84,435 —
Singapore Dollar .... BOFA Buy 5,705,000 4,483,265 11/19/25 — (43,801)
Singapore Dollar .... HSBK Buy 7,700,900 6,037,933 11/19/25 — (45,317)
Singapore Dollar .... SSBT Buy 4,939,300 3,872,564 11/19/25 — (28,944)
South Korean Won .. BOFA Sell 8,584,685,800 6,219,660 11/19/25 92,899 —
South Korean Won .. BZWS Buy 2,887,370,200 2,091,539 11/19/25 — (30,867)
South Korean Won .. GSCO Sell 15,102,736,500 10,927,937 11/19/25 149,341 —
South Korean Won .. HSBK Sell 9,644,533,000 6,986,261 11/19/25 103,102 —

Putnam International Equity Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
South Korean Won .. JPHQ Sell 9,929,932,400 7,194,248 11/19/25 $ 107,404 $ —
British Pound ...... BOFA Buy 3,834,400 5,197,031 12/17/25 — (39,655)
British Pound ...... BOFA Sell 1,885,800 2,576,610 12/17/25 40,156 —
British Pound ...... BZWS Buy 4,778,900 6,477,099 12/17/25 — (49,345)
British Pound ...... CITI Sell 5,036,800 6,826,725 12/17/25 52,088 —
British Pound ...... GSCO Buy 2,418,800 3,289,653 12/17/25 — (36,299)
British Pound ...... GSCO Sell 10,838,200 14,675,670 12/17/25 102,142 (4,155)
British Pound ...... HSBK Sell 1,468,900 1,990,896 12/17/25 15,184 —
British Pound ...... JPHQ Sell 4,486,400 6,080,309 12/17/25 45,975 —
British Pound ...... MSCO Buy 8,892,800 12,012,332 12/17/25 — (51,266)
British Pound ...... MSCO Sell 12,817,600 17,354,492 12/17/25 114,460 —
British Pound ...... SSBT Buy 4,930,300 6,685,738 12/17/25 — (54,346)
British Pound ...... TDOM Sell 2,224,100 3,016,080 12/17/25 24,603 —
British Pound ...... UBSW Sell 925,900 1,255,567 12/17/25 10,205 —
Czech Koruna ...... CITI Buy 76,338,200 3,723,816 12/17/25 — (35,210)
Czech Koruna ...... CITI Sell 76,338,200 3,675,764 12/17/25 — (12,842)
Czech Koruna ...... MSCO Buy 57,193,900 2,772,110 12/17/25 — (8,543)
Czech Koruna ...... MSCO Sell 57,193,900 2,787,826 12/17/25 24,259 —
Czech Koruna ...... SSBT Buy 19,264,900 929,205 12/17/25 1,661 —
Czech Koruna ...... SSBT Sell 19,264,900 939,222 12/17/25 8,356 —
Danish Krone ...... BOFA Sell 6,392,700 1,010,926 12/17/25 202 —
Danish Krone ...... CITI Buy 32,378,900 5,117,161 12/17/25 2,384 (250)
Danish Krone ...... HSBK Buy 6,272,800 991,783 12/17/25 — (16)
Danish Krone ...... JPHQ Buy 30,573,700 4,833,989 12/17/25 — (107)
Danish Krone ...... MSCO Buy 10,327,300 1,632,603 12/17/25 204 —
Danish Krone ...... MSCO Sell 90,239,300 14,305,750 12/17/25 38,383 —
Danish Krone ...... SSBT Buy 40,455,700 6,395,761 12/17/25 525 —
Euro ............. BOFA Buy 5,582,900 6,583,970 12/17/25 — (55)
Euro ............. BZWS Sell 13,456,300 15,868,974 12/17/25 — (42)
Euro ............. CITI Sell 3,476,200 4,100,418 12/17/25 935 —
Euro ............. GSCO Buy 7,592,600 8,965,514 12/17/25 53 (11,613)
Euro ............. HSBK Buy 6,750,200 7,960,578 12/17/25 — (67)
Euro ............. HSBK Sell 1,479,800 1,742,264 12/17/25 — (2,864)
Euro ............. JPHQ Sell 3,165,100 3,732,349 12/17/25 — (254)
Euro ............. MSCO Buy 5,528,200 6,501,836 12/17/25 17,572 —
Euro ............. MSCO Sell 8,493,600 10,020,301 12/17/25 5,775 (1,978)
Euro ............. SSBT Buy 3,397,400 4,022,485 12/17/25 — (15,930)
Euro ............. SSBT Sell 4,261,200 5,024,210 12/17/25 — (1,023)
Euro ............. TDOM Sell 2,079,700 2,452,133 12/17/25 — (458)
Euro ............. UBSW Sell 2,986,800 3,521,557 12/17/25 — (777)
Euro ............. WPAC Sell 3,579,800 4,220,280 12/17/25 — (1,379)
Norwegian Krone ... BOFA Buy 46,651,000 4,719,994 12/17/25 — (44,327)
Swedish Krona ..... BOFA Buy 25,271,900 2,729,663 12/17/25 — (32,240)
Swedish Krona ..... BZWS Buy 26,609,700 2,874,115 12/17/25 — (33,901)
Swedish Krona ..... GSCO Buy 52,810,400 5,704,083 12/17/25 — (67,311)
Swedish Krona ..... JPHQ Buy 61,673,900 6,661,417 12/17/25 — (78,590)
Swedish Krona ..... MSCO Buy 58,547,600 6,313,438 12/17/25 — (64,299)
Swedish Krona ..... TDOM Buy 42,292,100 4,560,434 12/17/25 — (46,344)
Swedish Krona ..... WPAC Buy 22,208,700 2,394,521 12/17/25 — (24,052)
Swiss Franc ....... BOFA Buy 2,633,800 3,340,902 12/17/25 — (1,615)
Swiss Franc ....... BZWS Buy 880,100 1,116,526 12/17/25 — (683)
Swiss Franc ....... GSCO Buy 4,849,900 6,152,080 12/17/25 — (3,091)
Swiss Franc ....... HSBK Buy 1,017,400 1,290,576 12/17/25 — (656)
Swiss Franc ....... JPHQ Buy 6,586,700 8,356,161 12/17/25 — (5,154)
Swiss Franc ....... MSCO Buy 3,147,700 3,997,612 12/17/25 — (6,773)
Swiss Franc ....... SSBT Buy 9,060,300 11,506,487 12/17/25 — (19,304)
Swiss Franc ....... TDOM Buy 3,843,500 4,881,348 12/17/25 — (8,332)

Putnam International Equity Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 11 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swiss Franc ....... WPAC Buy 1,189,800 1,510,579 12/17/25 $ — $ (2,080)
Total Forward Exchange Contracts ................................................... $2,294,176 $(1,451,185)
Net unrealized appreciation (depreciation) ............................................ $842,991
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam International Equity Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam International Equity Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Putnam International Equity Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam International Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $853,857 $72,591,507 $(59,337,069) $— $— $14,108,295 14,108,295 $155,897
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.402% ............. $— $21,022,501 $(21,022,501) $— $— $— — $17,264
Total Affiliated Securities ... $853,857 $93,614,008 $(80,359,570) $— $— $14,108,295 $173,161
2. Financial Instrument Valuation
(continued)

Putnam International Equity Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam International Equity Fund
Assets:
Investments in Securities:
Common Stocks:
Australia ............................. $ — $ 15,075,998 $ — $ 15,075,998
Austria ............................... — 3,972,111 — 3,972,111
Canada .............................. 7,412,132 — — 7,412,132
China ............................... — 26,783,219 — 26,783,219
Denmark ............................. — 12,825,214 — 12,825,214
France ............................... — 93,110,577 — 93,110,577
Germany ............................. — 41,091,662 — 41,091,662
Greece .............................. — 13,980,921 — 13,980,921
Hong Kong ........................... — 44,787,040 — 44,787,040
India ................................ 3,856,320 — — 3,856,320
Indonesia ............................ 4,559,428 — — 4,559,428
Italy ................................. 10,219,334 32,280,301 — 42,499,635
Japan ............................... 779,717 159,879,068 — 160,658,785
Netherlands ........................... — 62,819,446 — 62,819,446
South Korea .......................... — 13,243,206 — 13,243,206
Spain ................................ — 24,536,735 — 24,536,735
Taiwan ............................... — 14,291,045 — 14,291,045
United Arab Emirates .................... — 15,841,047 — 15,841,047
United Kingdom ........................ 11,373,578 86,215,035 — 97,588,613
United States .......................... 17,361,250 104,631,344 — 121,992,594
Preferred Stocks ........................ — 17,874,008 — 17,874,008
U.S. Government and Agency Securities ....... — 375,454 — 375,454
Short Term Investments ................... 14,108,295 1,744,357 — 15,852,652
Total Investments in Securities ........... $69,670,054 $785,357,788
a
$— $855,027,842
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,294,176 $— $2,294,176
Total Other Financial Instruments ......... $— $2,294,176 $— $2,294,176
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 1,451,185 $ — $ 1,451,185
Total Other Financial Instruments ......... $— $1,451,185 $— $1,451,185
a
Includes foreign securities valued at $783,237,977, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam International Equity Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR American Depositary Receipt
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.